Financial Instruments and Risk Management (Market risk - Terms of Derivative Financial Instruments Used to Economically Hedge Foreign Currency Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Put Option Contract [Member] | Euro U.s Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 1	$ 0
Stated amount	$ 40	$ 45
Average exchange rate	1.1	1.1
Put Option Contract [Member] | US Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 12
Average exchange rate	1.2	1.2
Put Option Contract [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 0	$ 0
Average exchange rate	3.7	3.7
Put Option Contract [Member] | US Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 5	$ 5
Average exchange rate	152	140.7
Call Option Contract [Member] | Euro U.s Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 40	$ 45
Average exchange rate	1.1	1.1
Call Option Contract [Member] | US Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 12
Average exchange rate	1.2	1.2
Call Option Contract [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 0	$ 0
Average exchange rate	3.7	3.7
Call Option Contract [Member] | US Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 5	$ 5
Average exchange rate	152	140.7
Swap contract [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (3)	$ (5)
Stated amount	$ 206	$ 344
Average exchange rate	3.7	3.7
Forward contracts [Member] | Euro U.s Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 2	$ 5
Stated amount	$ 177	$ 12
Average exchange rate	1.1	1.1
Forward contracts [Member] | US Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 8	$ 8
Average exchange rate	1.2	1.2
Forward contracts [Member] | British Pound/Euro [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ 115
Average exchange rate	1.2
Forward contracts [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)	$ 35
Stated amount	$ 808	$ 735
Average exchange rate	3.7	3.7
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 18	$ 14
Average exchange rate	6	5
Forward contracts [Member] | Euro/Chinese Yuan Renminbi [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ (1)
Stated amount	$ 14	$ 82
Average exchange rate	7.7	7.7
Forward contracts [Member] | Other [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 54
Average exchange rate	0	293.9
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 2	$ 6
Stated amount	$ 320	$ 345
Average exchange rate	3.7	3.7